[Letterhead of Merrill Lynch, Pierce, Fenner & Smith Incorporated]

                                                                   May 7, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549

Re:  Post-Effective Amendment No. 23 to Form N-1A
     and Amendment No. 20 to the Registration Statement
     under The Investment Company Act of 1940 for
     The GNMA Fund Investment Accumulation Program, Inc.
     1940 Act Number 811-02788
     1933 Act Number 002-60367
     ---------------------------------------------------

Dear Sirs:

               On behalf of The GNMA Fund Investment Accumulation Program, Inc. (the "Registrant"), the Registant hereby certifies pursuant to Rule 497(j) of the Securities Act of 1933 that the form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced amendments, the text of which was filed electronically via EDGAR on April 29, 1998.

                                 Very truly yours,

                                 /s/ Daniel C. Tyler
                                 -----------------------------
                                 Daniel C. Tyler
                                 Vice President